Note 12 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Loss carry-forwards	$ 1,580	$ 1,066
Expenses not currently deductible	14,184	18,120
Stock-based compensation	1,602	2,956
Basis differences of partnerships and other entities	683	1,047
Allowance for doubtful accounts	1,596	3,457
Inventory and other reserves	191	542
	19,836	27,188
Depreciation and amortization	21,631	31,168
Prepaid and other expenses deducted for tax purposes	1,423	1,942
	23,054	33,110
Net deferred income tax asset (liability) before valuation allowance	(3,218)	(5,922)
Valuation allowance	793	756
Net deferred income tax asset (liability)	$ (4,011)	$ (6,678)